As filed with the Securities and Exchange Commission on December 14, 2012

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 168	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 169 (Check appropriate box or boxes)	☒

ING MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on January 14, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING MUTUAL FUNDS

EXPLANATORY NOTE

This Post-Effective Amendment No. 168 to the Registration Statement (“Amendment”) on Form N-1A of ING Mutual Funds (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 164 from December 17, 2012 to January 14, 2013 for the new Class R6 shares for ING Global Bond Fund and ING Global Real Estate Fund, each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 168 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 168 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 14th day of December, 2012.

ING MUTUAL FUNDS

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date
		Interested Trustee and President and Chief Executive Officer	December 14, 2012
Shaun P. Mathews*
		Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	December 14, 2012
Todd Modic*
		Trustee	December 14, 2012
John V. Boyer*
		Trustee	December 14, 2012
Patricia W. Chadwick*
		Trustee	December 14, 2012
J. Michael Earley*
		Trustee	December 14, 2012
Colleen D. Baldwin*
		Trustee	December 14, 2012
Patrick W. Kenny *
		Interested Trustee	December 14, 2012
Robert W. Crispin*
		Trustee	December 14, 2012
Sheryl K. Pressler*
		Trustee	December 14, 2012
Peter S. Drotch*
		Trustee	December 14, 2012
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee dated May 23, 2012 were filed as attachments to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A on August 1, 2012 and are incorporated herein by reference.